BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2014
BORROWINGS [Abstract]
Schedule of Bank Borrowings
	As of December 31,	As of September 30,
	2013	2014
Short-term bank borrowings	$68,821,014	$77,740,238
Long-term bank borrowings, current portion	50,049,843	52,132,480
Total borrowings, current	118,870,857	129,872,718
Long-term bank borrowings, non-current portion	134,870,287	116,564,967
Total	$253,741,144	$246,437,685

Schedule of Short-Term Borrowings
	As of December 31,	As of September 30,
	2013	2014
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	28,080,770	27,695,380
Short-term borrowing guaranteed by Daqo Group and a third party	11,562,670	11,403,980
Short-term credit borrowing	29,177,574	38,640,878
Total	$68,821,014	$77,740,238

Schedule of Principal Maturities of Long-term Bank Borrowings
December 31,	Amount
2014	$21,015,906
2015	69,482,821
2016	40,728,500
2017	37,470,220
Total	$168,697,447